Loans and Financing (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Loans received	R$ 4,618,794	R$ 5,343,217	R$ 4,650,363
Effect of acquisition of control of Costa Oeste and Marumbi		875,738
Funding	5,051	45,325
(-) Transaction costs (a)	(1,693)	(6,886)
Charges	481,768	525,598
Monetary and exchange variations	31,156	35,184
Amortization - principal	(261,753)	(260,971)
Payment - charges	(471,276)	R$ (521,134)
BusinessCombinationEffects	R$ (507,676)